Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other non-current liabilities [Abstract]
Other non-current liabilities
Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2011	December 31, 2010

Accrued pension liabilities	43	75
Long-term portion of unfavorable contract values	-	4
Long term portion of deferred mobilization revenues	130	146
Other non-current liabilities	15	29
Total other non-current liabilities	188	254